Expense Example - Hunter Small Cap Value Fund - Hunter Small Cap Value Fund Class I	Nov. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 1,606